Condensed consolidated Statement of Financial Position (Unaudited) € in Thousands, $ in Thousands	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Non-current assets
Property, plant and equipment	€ 1,403	€ 1,233
Goodwill	4,995	4,859
Customer relationships	15,175	15,648
Trade names	3,537	3,648
Other assets	1,038
Long-term deposits	306	255
Related party receivables	324
Total non-current assets	26,778	25,643
Current assets
Prepayments and other receivables	6,656	5,047
Inventory	231	171
Deposits, advances and prepayments	661	520
Cash and cash equivalents	266	575
Other current assets	8	114
Total current assets	7,822	6,427
Total assets	34,600	32,070
Non-current liabilities
Lease liabilities	248	281
Other payables - long-term	1,833	2,866
Total non-current liabilities	2,081	3,147
Current liabilities
Trade and other payables	10,784	8,829
Provisions
Deferred income	1,065	321
Cost accruals	1,234	1,098
Derivative financial instruments	169	181
Loans and borrowings	1,691	1,757
Total current liabilities	14,943	12,186
Total liabilities	17,024	15,333
Net assets	17,576	16,737
Equity
Share capital - preferred
Share capital - ordinary	12	9
Share premium	243,297	242,004
Share-based payments reserve	9,082	8,492
Other equity reserve	7,071	4,995
Foreign currency translation reserve	(1,318)	(1,647)
Retained earnings	(245,607)	(242,227)
Equity attributable to owners of the parent	12,537	11,626
Non-controlling interests	5,039	5,111
Total equity	€ 17,576	€ 16,737